INCOME TAX - Summary of Company's Effective Tax Rate (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%		21.00%
State taxes, net of federal tax benefit						0.00%
Change in fair value of over-allotment liability						(0.5)
Valuation allowance						(20.50%)
Income tax provision	1.80%	0.00%	0.60%	0.00%		0.00%
Branded Online Inc dba Nogin [Member]
Statutory federal income tax rate			21.00%		21.00%		21.00%	21.00%
State taxes, net of federal tax benefit					57.00%		(20.00%)	78.00%
PPP Loan					(43.00%)		0.00%	0.00%
Return to provision					11.00%		11.00%	268.00%
Valuation allowance					58.00%		(32.00%)	(268.00%)
Other Adjustments					2.00%		0.00%	0.00%
Income tax provision					106.00%		(20.00%)	99.00%